Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

November 29, 2018

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 45 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57791 and 811-08837)

Ladies and Gentlemen:

On behalf of our client, The Select Sector SPDR® Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 45 is to reflect revised principal investment strategies for the Trust’s The Consumer Discretionary Select Sector SPDR Fund and The Technology Select Sector SPDR Fund related to a realignment of the Global Industry Classification Standard (GICS) structure effective in September 2018.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001